Savos Dynamic Hedging Fund
Schedule of Investments (Unaudited)
December 31, 2019

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 56.63%
	U.S. Treasury Bonds - 26.25%
$18,256,000	7.875%, 02/15/2021	$19,503,969
3,500,000	7.250%, 08/15/2022	4,007,978
	U.S. Treasury Notes - 30.38%
1,700,000	1.250%, 01/31/2020	1,700,130
7,000,000	1.375%, 02/15/2020	6,989,631
2,000,000	1.375%, 08/31/2020 (a)	1,996,758
1,700,000	1.750%, 10/31/2020	1,701,527
850,000	1.375%, 01/31/2021	847,726
850,000	2.125%, 01/31/2021	854,532
3,000,000	3.125%, 05/15/2021	3,061,699
3,000,000	1.375%, 05/31/2021	2,991,270
500,000	2.000%, 10/31/2021	503,828
2,500,000	1.750%, 02/28/2022	2,509,863
3,000,000	2.000%, 05/31/2024	3,042,070
1,000,000	2.000%, 02/15/2025	1,014,766
	Total U.S. Treasury Obligations (Cost $50,431,524)	50,725,747

Number of Shares
	SHORT TERM INVESTMENTS - 37.40%
	Money Market Funds - 37.40%
33,505,836	Deutsche Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)(c)	33,505,836
	Total Short Term Investments (Cost $33,505,836)	33,505,836

	Total Investments (Cost $83,937,360) - 94.03%	84,231,583
	Other Assets in Excess of Liabilities - 5.97%	5,352,479
	TOTAL NET ASSETS - 100.00%	$89,584,062

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for certain swap contracts.
(b)	Seven-day yield as of December 31, 2019.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Schedule of Open Futures Contracts (Unaudited)
December 31, 2019
Description	Number of Contracts Purchased	Notional Value	Settlement Month	Value and Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	637	102,910,535	Mar-20	$ 2,325,074

Total Open Futures Contracts				$ 2,325,074

Schedule of Total Return Swaps (Unaudited)
December 31, 2019

Pay/Receive Total Return on Reference Index	Index	Financing Rate	Notional Amount	Maturity Date	Payment Frequency	Counterparty	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciatio (Depreciation)
Receive	Barclays SDCON Strategy (Dynamic Volatility Index)(a)	Variable(b)	$ 9,151,221	2/28/2020	Quarterly	Barclays	$ 245,669	$ -	$ 245,669
Receive	Goldman Sachs Volatility Carry US Series 77 Excess Return Strategy(c)	Fixed(d)	4,198,072	3/17/2020	Monthly	Goldman Sachs	-	-	-

Total Total Return Swaps							$ 245,669	$ -	$ 245,669
(a)  A custom index comprised of the following: (Component 1) S&P 500 VIX Short-Term Futures Index ER ("VIX"), and (Component 2) S&P 500 Total Return Index. The allocation at December 31, 2019, was 0.00% in Component 1 and 100% in Component 2.

(b)  For Component 1: 75 basis points ("bps") if the ratio of the 3-month VIX to the 1-month VIX exceeds 1.00, otherwise 25 bps. For Component 2: USD 3-month LIBOR +56 bps. The financing rate as of December 31, 2019 was 2.47%.

(c) 25 bps per annum.
(d) The underlying position for this derivative is a custom basket of options. The fifty largest components of the basket as of December 31, 2019 are shown below, as well as any other component of the basket that exceeds 1% of the total absolute value of the basket:

Contracts	Call Options Written	Notional Value	Value	Percentage of Custom Basket
191	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,055.00	$617,733	$35,124	2.99%
159	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,045.00	514,327	30,956	2.63%
125	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,060.00	404,097	22,376	1.90%
131	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,085.00	423,057	20,297	1.73%
74	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,010.00	237,982	16,806	1.43%
139	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,150.00	448,295	16,429	1.40%
76	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,050.00	246,019	14,354	1.22%
125	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,155.00	404,714	14,331	1.22%
70	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,035.00	225,587	14,143	1.20%
257	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,275.00	831,846	13,698	1.17%
133	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,170.00	430,701	13,678	1.16%
102	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,145.00	328,490	12,445	1.06%
55	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,025.00	178,599	11,805	1.00%
42	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $2,965.00	135,622	11,395	0.97%
46	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $2,990.00	148,389	11,340	0.97%
105	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,165.00	339,759	11,200	0.95%
82	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,135.00	263,958	10,666	0.91%
96	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,160.00	309,746	10,584	0.90%
114	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,195.00	367,835	9,524	0.81%
55	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,095.00	177,609	9,016	0.77%
38	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,005.00	123,390	8,901	0.76%
52	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,070.00	168,077	8,810	0.75%
32	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $2,985.00	102,896	8,020	0.68%
28	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $2,960.00	90,884	7,774	0.66%
35	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,020.00	113,682	7,687	0.65%
76	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,205.00	247,096	7,384	0.63%
71	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,200.00	230,809	7,155	0.61%
54	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,120.00	176,039	6,713	0.57%
96	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,250.00	311,631	6,501	0.55%
53	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,180.00	172,753	6,114	0.52%
41	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,095.00	133,418	6,011	0.51%
47	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,175.00	151,189	5,524	0.47%
41	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,130.00	131,647	5,489	0.47%
54	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,175.00	173,320	5,298	0.45%
34	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,120.00	111,402	4,931	0.42%
34	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,110.00	111,402	4,533	0.39%
24	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,070.00	78,482	4,515	0.38%
28	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,110.00	88,945	4,164	0.35%
42	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,180.00	136,465	4,008	0.34%
34	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,130.00	109,584	3,818	0.33%
39	S&P 500 ETF Trust, Expiration: February 21, 2020, Strike Price: $3,185.00	126,568	3,569	0.30%
44	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,230.00	140,722	3,478	0.30%
42	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,225.00	134,358	3,456	0.29%
27	S&P 500 ETF Trust, Expiration: January 17, 2020, Strike Price: $3,115.00	87,765	3,432	0.29%
	Total Call Options Written		$447,452	38.06%

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
206	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,180.00	664,157	12,293	1.05%
104	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,190.00	336,319	6,517	0.55%
96	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,155.00	311,631	5,160	0.44%
109	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,095.00	352,345	4,482	0.38%
60	S&P 500 ETF Trust, Expiration: March 20, 2020, Strike Price: $3,200.00	194,927	3,952	0.34%
	Total Put Options Written		$32,404	2.76%

	TOTAL OPTIONS WRITTEN		479,856	40.82%
	TOTAL CASH		568,899	48.39%
	ALL OTHER BASKET COMPONENTS		126,828	10.79%
	TOTAL UNDERLYING COMPONENTS		$1,175,583	100.00%

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$50,725,747	$-	$50,725,747
Short Term Investments	33,505,836	-	-	33,505,836
Total Investments	$33,505,836	$50,725,747	$-	$84,231,583

Other Financial Instruments*
Futures	$2,325,074	$-	$-	$2,325,074
Swaps	-	245,669	-	245,669

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps.  Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.